Investment Securities (Net Realized Gains (Losses) on Sales of Equity Securities and Net Unrealized Gains (Losses) on Equity Securities still held) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Investments, Debt and Equity Securities [Abstract]
Net gains (losses) recognized during the period	¥ 289,949	¥ 683,303
Equity Securities, FV-NI, Realized Gain (Loss)	(1,913)	17,136
Net unrealized gains recognized during the reporting period still held at the reporting date	¥ 291,862	¥ 666,167